Net income / (loss) from distribution agreements	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Net income / (loss) from distribution agreements	Net income / (loss) from distribution agreements
During the transition period which has ended on September 30, 2020, Lumoxiti products were commercialized in the US by AstraZeneca who is the owner of the regulatory approval. The Company concluded that it did not meet the criteria for being principal under IFRS 15 during the transition period. Consequently, the net result resulting from all Lumoxiti marketing’s operations was disclosed in the item line “Net income / (loss) from distribution agreements.”
The Company recognized a €896 thousand net gain for the six months ended June 30, 2020, corresponding to production and marketing costs, net of sales proceeds, as invoiced by AstraZeneca in relation to Lumoxiti distribution agreement for the period.
As of June 30, 2021, following the end of the transition period relating to the commercialization of Lumoxiti in the United States on September 30, 2020, the Company recognized net sales of Lumoxiti for the first half of 2021 for an amount of €1,015 thousand (see note 13.3)